SEMI-ANNUAL REPORT

                               IAI BALANCED FUNDS


                               SEPTEMBER 30, 1999
                                  (UNAUDITED)




                                   [LOGO] IAI

                                  MUTUAL FUNDS

                                TABLE OF CONTENTS

                                IAI BALANCED FUND


                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1999
                                   (UNAUDITED)


               Letter to Shareholders ......................   2

               Fund Managers' Review .......................   4

               Fund Portfolio ..............................   7

               Notes to Fund Portfolio .....................  15

               Statement of Assets and Liabilities .........  17

               Statement of Operations .....................  18

               Statement of Changes in Net Assets ..........  19

               Financial Highlights ........................  20

               Notes to Financial Statements ...............  21

               Independent Auditors' Report ................  25

               Adviser, Custodian, Legal Counsel,
               Independent Auditors,
               Directors ..................... Inside Back Cover

                             LETTER TO SHAREHOLDERS

                                IAI BALANCED FUND


OUTLOOK 2000

A summary of the economic outlook as provided by Larry Hill, IAI's Chief Fixed Income Officer, follows.

While the U.S. economy continues to show strong growth with modest inflation, concerns that growth cannot continue without igniting inflationary pressures have become widespread. In the last half of the 1990s, corporate mergers and cost reductions have helped to contain wage pressures while a strong dollar, excess capacity, new technology and fierce competition have helped to suppress domestic pricing power. Thus, inflation remains surprisingly benign for the ninth year of an economic expansion. Yet, a shift now appears to be under way.

Labor markets are extremely tight. The unemployment rate is at the lowest level in almost 30 years and many firms have been forced to offer bonuses to attract qualified workers. Tight labor markets are threatening to push wage rates, and ultimately inflation, higher. Commodity prices are also in an upswing. Energy prices have vaulted ahead 52% from a year ago. Gold also registered a big move. After languishing below $260 per ounce, gold rocketed to $300 at quarter-end in response to a decision by central bankers to restrict anticipated sales of gold over the next 5 years. Other commodities have begun to show signs of acceleration as well during the past few months. The value of the dollar, which had been in a major uptrend for nearly 4 years has weakened in 1999. The strong dollar has had a dampening effect on inflation as U.S. producers have not been able to increase prices in the face of "cheap" imports. Continued growth in Europe, recovery in non-Japan Asia and early signs of life from the Japanese economy suggest that pressure on commodity prices will continue. As excess overseas capacity is absorbed by growth in foreign economies, pricing power may emerge for U.S. companies.

While the trend of mega-mergers and cost reductions continues, many of the other elements of the strong growth, modest inflation era of the 1990's have deteriorated. As a result, the Fed is on alert. Policy makers have already moved interest rates higher twice this year and are likely to raise rates again if compelling evidence of slower growth does not materialize. This tightening bias is a threat to financial assets.

Another widely discussed unknown for the financial markets is the potential impact of Y2K. The financial services industry has taken significant steps to test trading, settlement and other systems for Y2K compliance. However, broker dealers plan to take a conservative posture toward carrying significant securities inventories over year-end. This will have an impact on liquidity in the markets. Couple this with the probable pre-funding of needs by fixed income borrowers prior to Y2K and the markets are likely to remain volatile through the remainder of the year.


2
--------------------------------------------------------------------------------

                             LETTER TO SHAREHOLDERS

                                IAI BALANCED FUND


OUTLOOK 2000 (CONT.)

In our view, the Federal Reserve's actions will have an impact on growth in the economy. Early indications suggest that rate increases are having an impact as housing starts have softened in response to higher mortgage rates. As this works itself through the broader economy, activity will slacken. A recession, however, remains only a remote possibility. Slowing economic growth and a modest increase in inflation implies a continuation of this aging economic recovery into the year 2000.

Please read the Fund Manager's Review, which follows this letter, for a detailed perspective on Fund performance and our strategy going forward. We appreciate your continued trust and confidence in IAI. If there is any way we can serve you better, please let us know by calling our toll-free Investor Services Hotline at 1-800-945-3863.


                                                                               3
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


                              FUND MANAGERS' REVIEW

                                IAI BALANCED FUND


IAI BALANCED FUND


FUND MANAGEMENT

IAI BALANCED TEAM

LARRY R. HILL, CFA
HILARY J. FANE
KEITH WIRTZ, CFA
DAVID A. MCDONALD
JEFF MALET
PAUL ROACH


TOP FIVE DOMESTIC COMMON STOCK SECTORS
% OF NET ASSETS AS OF 9/30/99

[BAR CHART]

FINANCIAL                  9.1%
UTILITIES                  7.3%
PRODUCER MANUFACTURING     5.1%
CONSUMER NON-DURABLES      3.6%
PROCESS INDUSTRIES         3.6%


HOW HAS THE FUND PERFORMED?

The returns for the past six months for the IAI Balanced Fund were (4.9%) as compared to the benchmark 0.8%. The benchmark consists of 50% Russell 1000 Value Index, 40% Lehman Aggregate Bond Index and 10% MSCI EAFE International Index.

WHICH HOLDINGS WERE PARTICULARLY SUCCESSFUL FOR THE FUND? WERE THERE ANY DISAPPOINTMENTS?

Specific stocks performing well were Eastman Kodak Co. (0.97%)* and First Health Group (1.17%)*. Eastman Kodak is showing signs of reversing the recent trend of market share loss to Fuji in 35mm film. First Health Care Group new client list revealed in September helped its stock price.

     Our best performance internationally came from several natural resource stocks in Australasia where Broken Hill Proprietary (0.50%)* in Australia and Carter Holt Harvey (0.30%)* in New Zealand rose in excess of 25%, while our Japanese holding of Hitachi (0.68%)* continued to generate strong absolute and relative results. In addition, several international small cap and emerging markets holdings produced significant gains.

         Poorly performing stocks included Banc One Corp. (0.39%)* and Hillenbrand Industries (0.63%)*. Bank One stock collapsed when they announced a slow-down in growth from their credit card business. Hillenbrand Industries stock was hurt by legislation reducing Medicare reimbursements products in their Hill Rom division.

WERE THERE ANY SIGNIFICANT CHANGES?

Health Management Associates (HMA) (1.22%)* was purchased during the third quarter after the market significantly over-reacted to a quarterly earnings shortfall. HMA owns and operates hospitals in less competitive rural areas. HMA has returns on invested capital significantly in excess of its peers. HMA also has a strong balance sheet, numerous acquisitions opportunities and a management team with a proven ability to integrate hospitals.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

The signs of cyclical recovery seen during the first six months of 1999 continued throughout the past six months, particularly in Asia and Japan, while global equity markets took June's modest increase in U.S. interest rates largely in stride, choosing instead to focus on improving activity and earnings prospects. Strengthening commodity prices were another important feature of the quarter. Following announcements by two major copper producers regarding their intent to reduce capacity, copper futures rallied sharply, making a new high for the year and clearly benefiting commodity stocks.

WHAT IS YOUR OUTLOOK FOR THE FUND?

We continue to focus on companies with solid competitive advantages and extremely high financial quality at attractive fundamental valuations. Fixed income strategy is positioned for gradually falling rates and narrowing spreads.

* PERCENTAGE OF NET ASSETS AS OF 9/30/99.


4
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


                              FUND MANAGERS' REVIEW

                                IAI BALANCED FUND


TOP FIVE DOMESTIC EQUITY HOLDINGS

                                                               % of Net Assets
                                                             -------------------
Issues                            Sector                     9/30/99     3/31/99
--------------------------------------------------------------------------------
Berkshire Hathaway Class A        Process Industries            2.45        2.79
Nabors Industries                 Industrial Services           1.81        1.61
American Express                  Financial                     1.57        1.48
Bell Atlantic                     Utilities                     1.46        1.04
Exxon                             Energy Minerals               1.39        0.89
================================================================================
TOTAL


EFFECTIVE MATURITY
% OF PORTFOLIO AS OF 9/30/99

[BAR CHART]

YEARS
-----
0-3      15%
3-5      11%
5-10     60%
10-20     6%
20+       8%


BOND SECTORS
% OF PORTFOLIO AS OF 9/30/99

[PIE CHART]

Corporate                                         46%
Asset-Backed                                       9%
Foreign Denominated                                6%
U.S. Government & Government Agency Obligations    1%
U.S. Government Agency Mortgage-Backed            38%


CREDIT RATING
% OF PORTFOLIO AS OF 9/30/99

U.S. Government ........    39%

Aaa ....................     7%

Aa .....................     4%

A ......................    15%

Baa ....................    14%

Non-Investment
Grade ..................    31%


                                                                               5
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


                              FUND MANAGERS' REVIEW

                                IAI BALANCED FUND


NOTE TO FUND MANAGERS' REVIEW

PERFORMANCE DATA FOR THE IAI BALANCED FUND INCLUDES CHANGES IN SHARE PRICE AND REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S INVESTMENT RETURN AND PRINCIPAL MAY FLUCTUATE SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES, AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT.


                          VALUE OF $10,000 INVESTMENT

                              [PLOT POINTS CHART]

                                                      LEHMAN BROTHERS
Inception              IAI              S&P 500          AGGREGATE
 4/10/92          BALANCED FUND          INDEX          BOND INDEX
 -------          -------------          -----          ----------

                     10,000              10,000            10,000
 Apr-92               9,740              10,292            10,072
 May-92               9,960              10,347            10,262
 Jun-92               9,870              10,197            10,404
 Jul-92              10,280              10,608            10,616
 Aug-92              10,210              10,393            10,723
 Sep-92              10,400              10,513            10,850
 Oct-92              10,541              10,551            10,707
 Nov-92              10,761              10,907            10,709
 Dec-92              10,887              11,050            10,879
 Jan-93              11,009              11,131            11,088
 Feb-93              10,796              11,282            11,282
 Mar-93              11,019              11,527            11,329
 Apr-93              10,654              11,244            11,408
 May-93              10,897              11,546            11,422
 Jun-93              11,120              11,584            11,629
 Jul-93              11,028              11,529            11,695
 Aug-93              11,396              11,968            11,900
 Sep-93              11,478              11,881            11,933
 Oct-93              11,570              12,123            11,977
 Nov-93              11,243              12,007            11,876
 Dec-93              11,429              12,155            11,940
 Jan-94              11,736              12,564            12,101
 Feb-94              11,387              12,223            11,891
 Mar-94              10,933              11,693            11,598
 Apr-94              10,869              11,843            11,505
 May-94              11,017              12,037            11,504
 Jun-94              10,727              11,738            11,478
 Jul-94              11,038              12,127            11,706
 Aug-94              11,339              12,620            11,721
 Sep-94              11,260              12,315            11,548
 Oct-94              11,405              12,600            11,538
 Nov-94              11,115              12,138            11,512
 Dec-94              11,261              12,317            11,592
 Jan-95              11,385              12,636            11,821
 Feb-95              11,623              13,126            12,102
 Mar-95              11,963              13,515            12,176
 Apr-95              11,826              13,913            12,346
 May-95              12,052              14,464            12,824
 Jun-95              12,450              14,803            12,918
 Jul-95              12,773              15,300            12,889
 Aug-95              12,830              15,341            13,045
 Sep-95              12,969              15,986            13,172
 Oct-95              12,808              15,928            13,343
 Nov-95              13,337              16,629            13,543
 Dec-95              13,351              16,936            13,733
 Jan-96              13,492              17,516            13,824
 Feb-96              13,421              17,685            13,584
 Mar-96              13,409              17,859            13,490
 Apr-96              13,537              18,125            13,414
 May-96              13,757              18,593            13,387
 Jun-96              13,775              18,669            13,566
 Jul-96              13,479              17,839            13,603
 Aug-96              13,541              18,220            13,579
 Sep-96              14,034              19,245            13,816
 Oct-96              14,884              19,782            14,122
 Nov-96              15,267              21,288            14,364
 Dec-96              15,320              20,873            14,230
 Jan-97              15,523              22,172            14,274
 Feb-97              16,704              22,351            14,310
 Mar-97              15,897              21,420            14,151
 Apr-97              16,401              22,694            14,363
 May-97              17,798              24,085            14,499
 Jun-97              18,270              25,158            14,671
 Jul-97              19,184              27,175            15,066
 Aug-97              18,564              25,673            14,938
 Sep-97              19,139              27,072            15,158
 Oct-97              18,860              26,178            15,378
 Nov-97              18,992              27,377            15,449
 Dec-97              19,258              27,843            15,605
 Jan-98              19,306              28,157            15,805
 Feb-98              19,885              30,182            15,678
 Mar-98              20,530              31,727            15,731
 Apr-98              20,899              32,047            15,813
 May-98              22,347              31,496            15,963
 Jun-98              22,745              32,775            16,099
 Jul-98              21,794              32,424            16,133
 Aug-98              19,929              27,736            16,396
 Sep-98              20,025              29,514            16,780
 Oct-98              21,204              31,851            16,691
 Nov-98              21,832              33,781            16,891
 Dec-98              22,659              35,727            16,942
 Jan-99              22,722              37,220            17,062
 Feb-99              22,534              36,063            16,763
 Mar-99              22,471              37,505            16,855
 Apr-99              23,179              38,957            16,909
 May-99              22,824              38,037            16,761
 Jun-99              23,374              40,149            16,707
 Jul-99              22,245              38,896            16,637
 Aug-99              21,916              38,701            16,628
 Sep-99              21,374              37,641            16,821


AVERAGE ANNUAL RETURNS+
THROUGH 9/30/99
                                                                         Since
                                                                       Inception
                                     Six Months*   1 Year    5 Years    4/10/92
--------------------------------------------------------------------------------
IAI BALANCED FUND                       (4.87)%      6.76%     13.68%     10.70%
--------------------------------------------------------------------------------
S&P 500 Index                            0.36%      27.80      25.03      19.33%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index    (0.21)%    (37.00)%     7.84%      7.20%

+ PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
* NOT ANNUALIZED.


6
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

                                 FUND PORTFOLIO

                                IAI BALANCED FUND

                               SEPTEMBER 30, 1999
                                   (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMON STOCKS - 45.5%
                                                             Market
                                          Quantity         Value (a)
--------------------------------------------------------------------
CONSUMER DURABLES - 3.2%
Department 56 (b)                           6,600         $  157,988
Eastman Kodak                               2,300            173,506
Mattel                                      7,400            140,600
Newell Rubbermaid                           3,700            105,681
                                                          ----------
                                                             577,775
--------------------------------------------------------------------
CONSUMER NON-DURABLES - 3.6%
Clorox                                      4,800            183,600
800-JR Cigar (b)                           21,000            223,125
NIKE Class B                                1,500             85,313
Philip Morris Companies                     4,500            153,844
                                                          ----------
                                                             645,882
--------------------------------------------------------------------
ELECTRONIC TECHNOLOGY - 2.2%
International Business Machines             1,400            169,925
SBC Communications                          4,400            224,675
                                                          ----------
                                                             394,600
--------------------------------------------------------------------
ENERGY MINERALS - 3.1%
Chevron                                     1,100             97,625
Exxon                                       3,300            250,594
Mobil                                       1,400            141,050
Texaco                                      1,100             69,438
                                                          ----------
                                                             558,707
--------------------------------------------------------------------
FINANCIAL - 9.1%
American Express                            2,100            282,712
Bank of America                             3,100            172,631
Bank One                                    2,000             69,625
Chase Manhattan                             2,100            158,288
Citigroup                                   5,550            244,200
Freddie Mac                                 4,600            239,200
First Union                                 1,700             60,456
SLM Holding                                 5,450            234,350
Wells Fargo                                 4,300            170,387
                                                          ----------
                                                           1,631,849
--------------------------------------------------------------------

                                                             Market
                                          Quantity         Value (a)
--------------------------------------------------------------------
HEALTH SERVICES - 3.3%
First Health Group (b)                      9,400         $  210,912
Health Management Associates
   Class A (b)                             29,700            219,037
United HealthCare                           3,200            155,800
                                                          ----------
                                                             585,749
--------------------------------------------------------------------
HEALTH TECHNOLOGY - 1.5%
Hillenbrand Industries                      4,300            113,412
Watson Pharmaceuticals (b)                  6,000            183,375
                                                          ----------
                                                             296,787
--------------------------------------------------------------------
INDUSTRIAL SERVICES - 1.8%
Nabors Industries (b)                      13,000            325,000
--------------------------------------------------------------------
NON-ENERGY MINERALS - 0.5%
Nucor                                       1,900             90,488
--------------------------------------------------------------------
PROCESS INDUSTRIES - 3.6%
Bemis Company                               2,100             71,137
Berkshire Hathaway Class A (b)                  8            440,000
Sigma-Aldrich                               4,200            133,350
                                                          ----------
                                                             644,487
--------------------------------------------------------------------
PRODUCER MANUFACTURING - 5.1%
AlliedSignal                                3,700            221,769
Emerson Electric                            2,900            183,244
HON INDUSTRIES                              7,400            142,450
Tyco International                          1,800            185,850
Xerox                                       4,200            176,137
                                                          ----------
                                                             909,450
--------------------------------------------------------------------
TECHNOLOGY SERVICES - 1.2%
Keane (b)                                   4,500            102,656
Parametric Technology (b)                   8,700            117,450
                                                          ----------
                                                             220,106
--------------------------------------------------------------------


              SEE ACCOMPANYING NOTES TO FUND PORTFOLIO ON PAGE 15

                                                                               7
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


                                 FUND PORTFOLIO

                                IAI BALANCED FUND

                               SEPTEMBER 30, 1999
                                   (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMON STOCKS (CONT.)
                                                             Market
                                          Quantity         Value (a)
--------------------------------------------------------------------
UTILITIES - 7.3%
AT&T                                        3,600          $ 156,600
Bell Atlantic                               3,900            262,519
BellSouth                                   5,300            238,500
Duke Energy                                 1,900            104,738
Enron                                       4,000            165,000
FPL Group                                   2,100            105,787
MCI WorldCom (b)                              900             64,688
PG&E                                        4,200            108,675
Texas Utilities                             2,700            100,744
                                                           ---------
                                                           1,307,251
====================================================================
TOTAL INVESTMENTS IN COMMON STOCKS
(COST: $7,798,502)......................................  $8,188,131
====================================================================

RESTRICTED SECURITIES - 0.0%
                                          Ownership         Market
                                        Percentage (k)     Value (a)
--------------------------------------------------------------------

LIMITED PARTNERSHIPS - 0.0%
South Street Corporate Recovery
 Fund I (b)                                  0.69%        $       --
====================================================================
TOTAL INVESTMENTS IN RESTRICTED
SECURITIES
(COST: $0)..............................................  $       --
====================================================================


               SEE ACCOMPANYING NOTES TO FUND PORTFOLIO ON PAGE 15

8
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


                                 FUND PORTFOLIO

                                IAI BALANCED FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

FOREIGN COMMON STOCKS - 15.7%
                                                           Market
                                          Quantity      Value (a)(e)
--------------------------------------------------------------------
AUSTRALIA - 1.4%
Australia & New Zealand Banking
   Group (FINANCIAL)                        3,960         $   26,490
Boral (MATERIALS)                          35,887             54,944
Broken Hill Proprietary
   Company (MATERIALS)                      7,775             89,557
Goodman Fielder (CONSUMER GOODS)           90,639             83,996
                                                          ----------
                                                             254,987
--------------------------------------------------------------------
BELGIUM - 0.3%
Agfa Gevaert (CONSUMER GOODS) (b)           1,620             32,455
Compagnie Maritime Belge
   (SERVICES)                                 315             14,581
                                                          ----------
                                                              47,036
--------------------------------------------------------------------
FINLAND - 1.0%
Fortum (ENERGY)                            11,903             58,063
Instrumentarium Class A
   (CAPITAL EQUIPMENT)                        118              3,959
Orion-Yhtyma Class B
   (CONSUMER GOODS)                         2,163             51,604
UPM-Kymmene (MATERIALS)                     1,965             66,972
                                                          ----------
                                                             180,598
--------------------------------------------------------------------
FRANCE - 2.2%
CNP Assurances (FINANCIAL)                  2,560             75,418
Credit Lyonnais (FINANCIAL) (b)               360             10,586
Dexia France (FINANCIAL)                      556             82,906
Eridania Beghin-Say
   (CONSUMER GOODS)                           573             69,451
Danone (CONSUMER GOODS)                       322             78,365
Suez Lyonnaise des Eaux (SERVICES)            471             76,251
                                                          ----------
                                                             392,977
--------------------------------------------------------------------
GERMANY - 1.3%
BASF (MATERIALS)                            1,067             45,457
Bayer (MATERIALS)                           1,391             55,483
Deutsche Bank (FINANCIAL)                   1,356             90,771
Veba (ENERGY)                                 855             46,852
                                                          ----------
                                                             238,563
--------------------------------------------------------------------

                                                           Market
                                          Quantity      Value (a)(e)
--------------------------------------------------------------------
HONG KONG - 0.4%
Axa China Region (FINANCIAL)               46,000         $   30,202
Dairy Farm International Holdings
   (CONSUMER GOODS)                        48,652             48,409
                                                          ----------
                                                              78,611
--------------------------------------------------------------------
ITALY - 0.4%
Telecom Italia (SERVICES)                  15,117             75,996
--------------------------------------------------------------------
JAPAN - 4.0%
Eisai Company (CONSUMER GOODS)              4,000            101,437
Hitachi (CAPITAL EQUIPMENT)                11,000            121,912
Japan Airlines Company (SERVICES)          25,000             96,271
Minolta Co. (CONSUMER GOODS)               11,000             53,827
Mitsubishi Heavy Industries
   (CAPITAL EQUIPMENT)                     20,000             77,017
Nippon Mitsubishi Oil (ENERGY)             14,000             57,462
Nippon Yusen Kabushiki Kaisha
   (SERVICES)                              23,000             84,465
Sekisui Chemical Co. (MATERIALS)           20,500            115,718
                                                          ----------
                                                             708,109
--------------------------------------------------------------------
NETHERLANDS - 0.5%
Koninklijke Luchtvaart
   Maatschappij (SERVICES)                  3,117             81,170
--------------------------------------------------------------------
NEW ZEALAND - 0.3%
Carter Holt Harvey (MATERIALS)             45,035             54,189
--------------------------------------------------------------------
PORTUGAL - 0.9%
Banco Pinto & Sotto Mayor
   (FINANCIAL)                              4,039             80,014
Brisa-Auto Estradas de Portugal
   (CAPITAL EQUIPMENT)                      2,309             88,214
                                                          ----------
                                                             168,228
--------------------------------------------------------------------
SINGAPORE - 0.2%
Neptune Orient Lines, foreign
   (SERVICES) (b)                          35,000             41,988
--------------------------------------------------------------------
SPAIN - 0.5%
Endesa (ENERGY)                             2,415             45,887
Iberdrola (ENERGY)                          3,170             46,998
                                                          ----------
                                                              92,885
--------------------------------------------------------------------


              SEE ACCOMPANYING NOTES TO FUND PORTFOLIO ON PAGE 15

                                                                               9
--------------------------------------------------------------------------------

                                 FUND PORTFOLIO

                                IAI BALANCED FUND

                               SEPTEMBER 30, 1999
                                   (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

FOREIGN COMMON STOCKS (CONT.)
                                                           Market
                                          Quantity      Value (a)(e)
--------------------------------------------------------------------
UNITED KINGDOM - 2.3%
Britannic (FINANCIAL)                       1,896         $   32,537
Greenalls Group (SERVICES)                  7,254             38,110
Hyder (MULTI-INDUSTRY)                      6,324             56,345
Rank Group (SERVICES)                       8,211             28,972
Rolls-Royce (CAPITAL EQUIPMENT)            16,022             55,610
Royal & Sun Alliance Insurance
   Group (FINANCIAL)                        3,540             27,926
Safeway (SERVICES)                         18,557             67,618
Tomkins (MULTI-INDUSTRY)                   18,150             75,999
United Biscuits (SERVICES)                  9,108             27,450
                                                          ----------
                                                             410,567
====================================================================
TOTAL INVESTMENTS IN FOREIGN
COMMON STOCKS
(COST: $2,860,900) (e)..................................  $2,825,904
====================================================================

FOREIGN NON-CONVERTIBLE
PREFERRED - 0.4%
                                                           Market
                                          Quantity      Value (a)(e)
--------------------------------------------------------------------
GERMANY - 0.4%
ProSieben Media (SERVICES)                  1,628         $   70,225
====================================================================
TOTAL INVESTMENTS IN FOREIGN
NON-CONVERTIBLE PREFERRED STOCK
(COST: $75,820) (e).....................................     $70,225
====================================================================


               SEE ACCOMPANYING NOTES TO FUND PORTFOLIO ON PAGE 15

10
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


                                 FUND PORTFOLIO

                                IAI BALANCED FUND

                               SEPTEMBER 30, 1999
                                   (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)


CORPORATE BONDS - 13.2%
                                                                       Principal      Market
                                               Rate      Maturity       Amount       Value (a)
----------------------------------------------------------------------------------------------
FINANCIAL - 2.5%
Arcadia Financial                              11.50%    03/15/07      $ 80,000     $   60,400
Associates                                      5.50     02/15/04        45,000         42,776
Bear Stearns                                    6.15     03/02/04        25,000         24,074
Finova Capital                                  7.63     09/21/09        60,000         59,793
HSBC Americas                                   6.63     03/01/09        60,000         56,457
Bank of America                                 6.13     07/15/04        35,000         33,801
Newcourt Credit Group (f)                       6.88     02/16/05        55,000         53,898
Providian Capital I (f)                         9.53     02/01/27       100,000         87,803
Toyota Motor Credit                             5.63     11/13/03        30,000         28,910
                                                                                    ----------
                                                                                       447,912
----------------------------------------------------------------------------------------------
INDUSTRIAL - 9.1%
Biovail International                          10.88     11/15/05       100,000        103,250
Calpine                                         7.75     04/15/09        75,000         70,688
Entex Information Services (f)                 12.50     08/01/06       125,000         75,000
Evenflow                                       11.75     08/15/06        75,000         73,500
Grove Worldwide (STEP BOND) (i)                24.10     05/01/09        25,000          4,875
Insight Midwest (f)                             9.75     10/01/09        50,000         50,500
Integrated Electronic Services (f)              9.38     02/01/09        50,000         49,000
J Seagram & Sons                                6.63     12/15/05        95,000         90,847
Just for Feet (f)                              11.00     05/01/09        75,000         15,750
Laidlaw (YANKEE) (g)                            7.65     05/15/06        70,000         66,612
Mack-Cali Realty                                7.25     03/15/09        45,000         42,092
NE Restaurant                                  10.75     07/15/08       100,000         90,500
Noble Drilling                                  7.50     03/15/19        60,000         57,977
Northwest Airlines                              7.58     03/01/19        60,000         58,058
Owens Corning                                   7.00     03/15/09        55,000         50,675
Petro-Canada (YANKEE) (g)                       7.00     11/15/28        85,000         74,676
Premier Graphics                               11.50     12/01/05       100,000         92,500
Province of Manitoba (YANKEE) (g)               6.75     03/01/03        35,000         35,198
Queen Sand Resources                           12.50     07/01/08       100,000         59,000
Radio Unica Corporation (STEP BOND) (i)        13.52     08/01/06       225,000        136,688
Sonic Automotive                               11.00     08/01/08       100,000         95,750
Speedway Motorsports                            8.50     08/15/07       100,000         98,000
Styling Technology                             10.88     07/01/08       100,000         95,000
Temple-Inland (MEDIUM-TERM NOTES)               6.75     03/01/09        35,000         33,040
Williams Communications Group                  10.88     10/01/09        25,000         24,888
                                                                                    ----------
                                                                                     1,644,064
----------------------------------------------------------------------------------------------


              SEE ACCOMPANYING NOTES TO FUND PORTFOLIO ON PAGE 15

                                                                              11
--------------------------------------------------------------------------------

                                 FUND PORTFOLIO

                                IAI BALANCED FUND

                               SEPTEMBER 30, 1999
                                   (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)


CORPORATE BONDS (CONT.)
                                                                                        Principal         Market
                                                             Rate        Maturity         Amount         Value (a)
------------------------------------------------------------------------------------------------------------------
UTILITIES - 1.6%
AT&T Capital (MEDIUM-TERM NOTE)                              7.50        11/15/00          $80,000      $   80,529
CMS Energy                                                   8.38        07/01/03          100,000          99,375
Enron                                                        7.38        05/15/19           70,000          66,369
Global Crossing (PIK BOND) (f) (h)                           9.95        12/01/08              250(j)       26,375
Sprint Capital                                               6.90        05/01/19           10,000           9,289
                                                                                                        ----------
                                                                                                           281,937
==================================================================================================================
TOTAL INVESTMENTS IN CORPORATE BONDS
(COST: $2,608,721)....................................................................................  $2,373,913
==================================================================================================================

CONVERTIBLE CORPORATE BOND - 0.1%

                                                                                        Principal         Market
                                                             Rate        Maturity         Amount         Value (a)
------------------------------------------------------------------------------------------------------------------
Thermolase (Industrial) (f)                                  4.38        08/05/04          $30,000      $   25,200
==================================================================================================================
TOTAL INVESTMENTS IN CONVERTIBLE CORPORATE BOND
(COST: $25,704).........................................................................................   $25,200
==================================================================================================================

FOREIGN DENOMINATED BONDS - 1.7%
                                                                                        Principal        Market
                                                             Rate        Maturity         Amount      Value (a)(e)
------------------------------------------------------------------------------------------------------------------
FOREIGN CORPORATE BOND - 1.1%
AB Spintab (Swedish Krona) (FINANCIAL)                       5.50%       09/17/03      $   500,000      $   60,045
British Sky Broadcasting (United Kingdom) (INDUSTRIAL) (f)   8.20        07/15/09           30,000          29,711
Telecom Argent (Argentina) (UTILITIES) (f)                   9.75        07/12/01          100,000          99,750
                                                                                                        ----------
                                                                                                           189,506
------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT - 0.6%
Hellenic Republic (GREEK DRACHMA)                            8.90        03/21/04       31,000,000         108,136
==================================================================================================================
TOTAL INVESTMENTS IN FOREIGN DENOMINATED BONDS
(COST: $291,090) (e)....................................................................................  $297,642
==================================================================================================================


               SEE ACCOMPANYING NOTES TO FUND PORTFOLIO ON PAGE 15

12
--------------------------------------------------------------------------------

                                 FUND PORTFOLIO

                                IAI BALANCED FUND

                               SEPTEMBER 30, 1999
                                   (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)


U.S. GOVERNMENT - 0.3%
                                                                                         Principal        Market
                                                             Rate        Maturity          Amount        Value (a)
------------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTE - 0.2%
                                                             7.00%       07/15/06         $ 35,000      $   36,750
------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS - 0.1%
                                                             5.25        11/15/28           15,000          13,003
==================================================================================================================
TOTAL INVESTMENTS U.S. GOVERNMENTS
(COST: $50,203).........................................................................................   $49,753
==================================================================================================================

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 11.1%
                                                                                         Principal        Market
                                                             Rate        Maturity          Amount        Value (a)
------------------------------------------------------------------------------------------------------------------
FREDDIE MAC - 0.5%
                                                             6.00        01/15/28         $ 90,000      $   83,328
------------------------------------------------------------------------------------------------------------------
FREDDIE MAC GOLD - 2.7%
                                                             6.00        04/01/11           78,052          75,537
                                                             6.50        07/01/14          186,742         183,337(c)
                                                             6.50        05/01/29          239,781         230,164
                                                                                                        ----------
                                                                                                           489,038
------------------------------------------------------------------------------------------------------------------
FANNIE MAE - 5.1%
                                                             6.00        11/01/13           82,738          79,589
                                                             9.50        02/01/25           76,839          81,790
                                                             7.50        04/01/28           70,190          70,458
                                                             6.00        10/01/28           93,604          87,324
                                                             6.50        11/01/28          234,406         224,925
                                                             7.00        08/01/29          155,000         152,388
                                                             7.50        08/01/29           59,955          60,170
                                                             7.00        09/01/29          129,987         127,796
                                                             7.50        09/01/29           35,000          35,126
                                                                                                        ----------
                                                                                                           919,566
------------------------------------------------------------------------------------------------------------------
FANNIE MAE-DWARF - 0.2%
                                                             7.00        10/01/14           30,000          29,963(c)
------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.6%
                                                             7.00        04/15/23           67,050          66,223
                                                             8.00        12/15/23          106,997         109,785
                                                             7.50        05/15/28           73,723          73,997
                                                             7.00        08/15/28          112,876         110,859
                                                             6.50        09/15/28          109,967         105,178
                                                                                                        ----------
                                                                                                           466,042
==================================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(COST: $2,020,918)....................................................................................  $1,987,937
==================================================================================================================

               SEE ACCOMPANYING NOTES TO FUND PORTFOLIO ON PAGE 15

                                                                              13
--------------------------------------------------------------------------------

                                 FUND PORTFOLIO

                                IAI BALANCED FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)


ASSET-BACKED SECURITIES - 2.8%
                                                                                         Principal        Market
                                                             Rate        Maturity          Amount        Value (a)
------------------------------------------------------------------------------------------------------------------
AUTO LOAN RELATED - 0.9%
Arcadia Automobile Receivables Trust 99-A A4                 5.94%       08/15/03         $ 30,000        $ 29,679
Ford Credit Auto Owner Trust 98-C B                          6.06        02/15/03          140,000         138,002
                                                                                                          --------
                                                                                                           167,681
------------------------------------------------------------------------------------------------------------------
EQUIPMENT LOAN RELATED - 0.6%
Newcourt Equipment Trust Securities 98-2 A4                  5.45        10/15/03          105,000         101,640
------------------------------------------------------------------------------------------------------------------
HOME EQUITY LOAN RELATED - 1.3%
EQCC Home Equity Loan Trust 98-2 A6F                         6.16        04/15/08           90,000          87,289
Morgan Stanley Capital 98-HF2 A2                             6.48        11/15/30           70,000          67,309
Residential Asset Securities 99-KS2 AI5                      6.99        12/25/25           75,000          74,697
                                                                                                          --------
                                                                                                           229,295
==================================================================================================================
TOTAL INVESTMENTS IN ASSET-BACKED SECURITIES
(COST: $509,007).......................................................................................   $498,616
==================================================================================================================
TOTAL INVESTMENTS IN LONG-TERM SECURITIES
(COST: $16,240,865)..................................................................................  $16,317,321
==================================================================================================================

SHORT-TERM SECURITIES - 9.6%
                                                                                         Principal        Market
                                                             Rate        Maturity          Amount        Value (a)
------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILL - 0.3%
                                                             4.35%      10/21/99          $ 50,000(d)    $  49,879
------------------------------------------------------------------------------------------------------------------
DEMAND NOTES - 5.6%
Pitney Bowes (COMMERCIAL SERVICES)                           4.99(l)                       413,240         413,239
Warner Lambert (HEALTH TECHNOLOGY)                           5.02(l)                       400,000         400,000
Wisconsin Electric (UTILITIES)                               5.02(l)                       189,424         189,424
                                                                                                         ---------
                                                                                                         1,002,663
------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY - 3.7%
Firstar Institutional Money Market Fund                      5.02                          671,340         671,340
==================================================================================================================
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(COST: $1,723,882)...................................................................................   $1,723,882
==================================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $17,964,747) (m)..............................................................................  $18,041,203
==================================================================================================================
OTHER ASSETS AND LIABILITIES (NET) - (0.4%)............................................................  $(65,856)
==================================================================================================================
TOTAL NET ASSETS . ..................................................................................  $17,975,347
==================================================================================================================


               SEE ACCOMPANYING NOTES TO FUND PORTFOLIO ON PAGE 15

14
--------------------------------------------------------------------------------

                             NOTES TO FUND PORTFOLIO

                                IAI BALANCED FUND

                               SEPTEMBER 30, 1999
                                   (UNAUDITED)

                                       (a)

Market value of securities is determined as described in Note 1 to the financial statements, under "Security Valuation."

                                       (b)

Currently non-income producing security.

                                       (c)

Purchased on a when-issued basis. At September 30, 1999, the total cost of securities purchased on a when-issued basis totaled $213,300. Collateral for the securities purchased on a when-issued basis has been secured by Pitney Bowes Demand Note, 4.985%, maturing December 31, 2031 valued at $413,239.

                                       (d)

Security is partially pledged to cover initial margin on open futures contracts (See Note 5 to financial statements).

                                       (e)

Foreign security cost and market values are stated in U.S. Dollars. Principal amounts are denominated in the foreign currency indicated parenthetically.

                                       (f)

Represents security sold within terms of a private placement memorandum exempt from registration under Section 144A of the securities Act of 1933. These issues may only be sold to other qualified institutional buyers and are considered liquid under guidelines established by the Board of Directors. The market value of such securities was $512,987 (2.9% of net assets) at September 30, 1999.

                                       (g)

Yankee represents dollar-denominated bonds issued in the United States by foreign banks and corporations.

                                       (h)

The interest rate shown for Payment-in-Kind bonds (PIK bonds) represents effective yield at September 30, 1999. PIK -- Payment-in-kind income is generally paid by issuing additional par or shares of the security rather than paying cash.

                                       (i)

A step bond is a security that remains zero-coupon until a predetermined date at which time the stated coupon rate becomes payable at regular intervals. The interest rate shown for step bonds represents the effective yield at September 30, 1999, based upon the estimated timing of future interest and principal payments.

                                       (j)

Represents a preferred security. Quantity is disclosed in units. One unit represents 100 par.

                                       (k)

Restricted securities generally must be registered with the Securities and Exchange Commission under the Securities Act of 1933 prior to being sold to the public. For each restricted security issue held at September 30, 1999, the fund held no unrestricted securities of the same issuer as of either the date the purchase price was agreed to or the date the Fund first obtained an enforceable right to obtain the securities. Information concerning each restricted security held at September 30, 1999 is shown below.


LIMITED PARTNERSHIP

                                                   ACQUISITION
SECURITY                                               DATE          COST
-------------------------------------------------------------------------

South Street Corporate Recovery Fund I ............  10/03/95       $  --


                                                                              15
--------------------------------------------------------------------------------

                            NOTES TO FUND PORTFOLIO

                               IAI BALANCED FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)


                                       (l)

Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 1999.

                                       (m)

At September 30, 1999 the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:


 Cost for federal income tax purposes .......................   $17,964,747
                                                                -----------
 Gross unrealized appreciation ..............................   $ 1,395,669
 Gross unrealized depreciation ..............................    (1,319,123)
                                                                -----------
 Net unrealized appreciation ................................   $    76,546
                                                                ===========


16
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES

                                IAI BALANCED FUND

                               SEPTEMBER 30, 1999
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at market (cost: $17,964,747)                                              $ 18,041,203
Foreign currency (cost: $25,969)                                                                            24,805
Cash                                                                                                       179,186
Receivable for investment securities sold                                                                  135,100
Dividends and accrued interest receivable                                                                  116,933
Variation margin receivable                                                                                  3,906
                                                                                                      ------------
   TOTAL ASSETS                                                                                         18,501,133
                                                                                                      ------------
LIABILITIES
Payable for investment securities purchased                                                                186,479
Payable for Fund shares redeemed                                                                           321,876
Accrued management fee                                                                                      17,431
                                                                                                      ------------
   TOTAL LIABILITIES                                                                                       525,786
                                                                                                      ------------
   NET ASSETS                                                                                         $ 17,975,347
                                                                                                      ============
NET ASSETS REPRESENTED BY:
Capital stock                                                                                               19,775
Additional Paid-In-Capital                                                                              17,172,838
Undistributed net investment income                                                                        260,808
Accumulated net realized gain on investments                                                               442,548
Unrealized appreciation (depreciation) on:
 Investment securities                                                                  $76,456
 Other assets and liabilities denominated in foreign currency                              (947)
 Futures                                                                                  3,869
                                                                                        -------
   NET ASSETS                                                                                               79,378
                                                                                                      ============
Shares of capital stock outstanding; 10 billion shares authorized, $0.01 par value                    $ 17,975,347
                                                                                                      ------------
   NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE                                              1,977,498
                                                                                                      ============
                                                                                                      $       9.09
                                                                                                      ============


           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21.

                                                                              17
--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

                                IAI BALANCED FUND

                       SIX MONTHS ENDED SEPTEMBER 30, 1999
                                   (UNAUDITED)

-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
INCOME:
 Dividends (net of foreign income taxes withheld of $8,829)                          $    132,657
 Interest                                                                                 278,907
                                                                                     ------------
   TOTAL INCOME                                                                           411,564

EXPENSES
Management fees                                                                           133,161
Compensation of Directors                                                                   3,367
Interest expense                                                                              812
                                                                                     ------------
   TOTAL EXPENSES                                                                         137,340
   Less fees reimbursed by Advisers                                                        (3,367)
                                                                                     ------------
   NET EXPENSES                                                                           133,973
                                                                                     ------------
   NET INVESTMENT INCOME                                                                  277,591

NET REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains (losses) on:
 Investment securities                                                                  1,320,014
 Futures contracts                                                                        (65,688)
 Foreign currency transactions                                                                (22)
                                                                                     ------------
Net realized gain                                                                       1,254,304
Net change in unrealized appreciation or depreciation on:
 Investment securities                                                                 (2,422,193)
 Other assets and liabilities denominated in foreign currency                                 524
 Futures contracts                                                                          3,869
                                                                                     ------------
Net unrealized depreciation                                                            (2,417,800)
                                                                                     ------------
   NET LOSS ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS        (1,163,496)
                                                                                     ------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $   (885,905)
                                                                                     ============


           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21.

18
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                IAI BALANCED FUND

                                                                           Six months ended
                                                                          September 30, 1999       Year ended
                                                                              (UNAUDITED)        March 31, 1999
---------------------------------------------------------------------------------------------------------------
OPERATIONS
 Net investment income                                                       $    277,591        $     705,329
 Net realized gains                                                             1,254,304            4,308,982
 Net change in unrealized depreciation                                         (2,417,800)          (2,514,727)
                                                                             ------------        -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               (885,905)           2,499,584
                                                                             ------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                           (453,261)            (520,998)
 Net realized gains                                                            (2,008,149)          (7,382,896)
                                                                             ------------        -------------
   TOTAL DISTRIBUTIONS                                                         (2,461,410)          (7,903,894)
                                                                             ------------        -------------

CAPITAL SHARES TRANSACTIONS
 Net proceeds from sale of 131,432 and 487,155 shares                           1,388,557           24,404,967
 Net asset value of 247,036 and 434,126 shares issued in reinvestment
  of distributions                                                              2,406,131            7,831,537
 Cost of 755,755 and 518,637 shares redeemed                                   (7,868,002)         (32,696,775)
                                                                             ------------        -------------
   DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS                     (4,073,314)            (460,271)
                                                                             ------------        -------------
   TOTAL DECREASE IN NET ASSETS                                                (7,420,629)          (5,864,581)
 NET ASSETS AT BEGINNING OF PERIOD                                             25,395,975           31,260,556
                                                                             ------------        -------------
 NET ASSETS AT END OF PERIOD                                                 $ 17,975,347        $  25,395,975
                                                                             ------------        -------------
   INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF:                         $    260,808        $     436,478
                                                                             ============        =============


           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21.

                                                                              19
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

                                IAI BALANCED FUND

 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                   Six months ended                          Years ended March 31,
                                  September 30, 1999   -----------------------------------------------------------------
                                     (unaudited)         1999           1998          1997          1996          1995
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                   $  10.78        $  12.76       $  11.04      $  11.53      $  10.57      $  10.36
                                  --------------------------------------------------------------------------------------
OPERATIONS
 Net investment income                     0.18            0.28           0.25          0.37          0.29          0.29
 Net realized and unrealized
  gains (losses)                          (0.62)           0.93           2.84          1.60          0.97          0.62
                                  --------------------------------------------------------------------------------------
   TOTAL FROM OPERATIONS                  (0.44)           1.21           3.09          1.97          1.26          0.91
                                  --------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
 Net investment income                    (0.23)          (0.20)         (0.28)        (0.49)        (0.30)        (0.32)
 Excess distribution from net
  investment income                          --              --          (0.09)           --            --            --
 Net realized gains                       (1.02)          (2.99)         (1.00)        (1.97)           --         (0.38)
                                  --------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                    (1.25)          (3.19)         (1.37)        (2.46)        (0.30)        (0.70)
                                  --------------------------------------------------------------------------------------
NET ASSET VALUE
 End of period                         $   9.09        $  10.78       $  12.76      $  11.04      $  11.53      $  10.57
                                  ======================================================================================
Total investment return*                  (4.87)%          9.46%         29.14%        18.55%        12.09%         9.44%
Net assets at end of period
 (000's omitted)                       $ 17,975        $ 25,396       $ 31,261      $ 32,822      $ 38,799      $ 41,419

RATIOS
 Expenses to average net assets
  (including interest expense)             1.26%**         1.27%+         1.28%         1.26%         1.25%         1.25%
 Expenses to average net assets
  (excluding interest expense)             1.25%**         1.27%+         1.25%         1.25%         1.25%         1.25%
 Net investment income to average
  net assets                               2.51%**         2.26%          2.57%         2.92%         2.48%         2.68%
 Portfolio turnover rate
  (excluding short-term securities)        57.2%          138.8%         237.0%        190.6%        193.8%        256.9%

 * TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** ANNUALIZED.

 + THIS RATIO INCLUDES A 2 BASIS POINT EXPENSE APPROVED BY THE BOARD OF
   DIRECTORS RELATED TO AN INDEPENDENT VALUATION OF A RESTRICTED SECURITY.


20
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

                               IAI BALANCED FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The IAI Investment Funds VI, Inc. is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IAI Balanced Fund is a separate portfolio of IAI Investment Funds VI, Inc. The Fund has a primary objective of maximum total return through investment in stocks, bonds and short-term instruments.

Significant accounting policies followed by the Fund are summarized below:

SECURITY VALUATION

Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service. Securities which cannot be valued by the portfolio pricing service are valued using dealer-supplied valuations, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less at acquisition are valued at cost adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

Restricted securities for which there is no public market are valued at fair value in good faith under procedures established by the Board of Directors. Such procedures consider various factors including, but not limited to, the cost of the security at the date of purchase, the current financial statements of the issuer and special reports prepared by analysts, the size of the position held, recent purchases or sales of securities of the company, prices and public trading activity of comparable companies, prices of unrestricted securities of the same class discounted to reflect the nature and duration of restrictions on disposition, pending public offerings with respect to the security, changes in economic conditions and industry developments affecting the issuer, and other relevant matters. Restricted securities represent $0 (0% of net assets). Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS

Delivery and payment for securities which have been purchased by the Fund on a forward commitment or when-issued basis may occur a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the Fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments.

FUTURES AND OPTIONS CONTRACTS

In order to increase exposure to and hedge against changes in the market, the Fund may buy and sell futures contracts and options. The risks of entering into future and option contracts include the possibility that changes in the value of these contracts may not correlate with changes in the underlying security.

Futures contracts are valued at the settlement price of the exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Subsequent changes in the value of the contract or variation margin, are recorded daily as unrealized gains or losses. The variation margin is paid or received in cash daily by the Fund. The Fund realizes a gain or loss when the contract is closed or expires.


                                                                              21
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


                          NOTES TO FINANCIAL STATEMENTS

                                IAI BALANCED FUND

                               SEPTEMBER 30, 1999
                                   (UNAUDITED)

[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT.)

Options traded on an exchange are valued using the last sale price, and those traded over-the-counter are valued using dealer-supplied valuations, resulting in unrealized appreciation or depreciation being recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may invest in foreign securities. The market value of securities and other assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the closing rate of exchange. Purchases and sales of securities, income and expenses are translated at the exchange rate on the transaction date and are recorded in realized and unrealized appreciation or depreciation on foreign currency transactions. Exchange gains or losses may also be realized between the trade and settlement dates on security and forward currency contract transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to hedge against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

FEDERAL TAXES

Since it is each Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders, no provision for income taxes is required. In order to avoid the payment of any federal excise taxes, the Fund is required to distribute substantially all of its net investment income and net realized gains on a calendar year basis. Net investment income and net realized gains may differ for financial statement and tax purposes primarily because of recognition of limited partnership income, certain foreign currency gains and losses treated as ordinary income and the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year from net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

The Fund records security transactions on trade date, the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest Income is recorded on the accrual basis. The Fund amortizes discount purchased on long-term bonds using the level yield method of amortization. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The Fund uses the equity method of accounting for limited partnerships.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are paid semi-annually. Capital gains, if any, are primarily distributed as of the end of the calendar year. Additional capital gains distributions, as needed to


22
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


                         NOTES TO FINANCIAL STATEMENTS

                                IAI BALANCED FUND

                               SEPTEMBER 30, 1999
                                   (UNAUDITED)

[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT.)

comply with federal tax regulations are distributed during the year.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

[2] COMMITMENTS AND CONTINGENCIES

INSURANCE

For purposes of obtaining certain types of insurance coverage for the Fund and its officers and directors, the Fund is a policyholder in an industry-sponsored mutual insurance company (the Company).

In connection with their obligations as policyholder, the Fund is committed to make capital contributions, if requested by the Company.

[3] FEES AND EXPENSES

Under terms of the Fund's Management Agreement, Investment Advisers, Inc. (Advisers) is required to pay for all expenses of the Fund, except certain costs (primarily those incurred in the purchase and sale of assets, taxes, interest and extraordinary expenses), in return for the Fund paying an all inclusive management fee (unified fee) to Advisers.

The fee is equal to an annual rate of 1.25% declining to 1.10% of average daily net assets. This fee is paid monthly. The Management Agreement further provides that Advisers will either reimburse the Funds for the fees and expenses it pays to Directors who are not "interested persons" of the Funds or reduce its fee by an equivalent amount.

[4] INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 1999, purchases of securities and sales proceeds, other than investments in short-term securities, for the Fund aggregated $11,490,016 and $15,893,364, respectively.

RESTRICTED SECURITIES

Included in the Fund's portfolios of investments in securities at September 30, 1999, are issues which generally cannot be offered for sale to the public without first being registered under the Securities Act of 1933 ("restricted securities"). Such securities are generally illiquid.

The Fund limits investments in securities which are not readily marketable to 15% of its net assets at the time of purchase. This limitation does not include Rule 144A securities that have been determined to be liquid based upon guidelines approved by the Fund's Board of Directors.


                                                                              23
--------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS

                                IAI BALANCED FUND

                               SEPTEMBER 30, 1999
                                   (UNAUDITED)

[5] OPEN FUTURES CONTRACTS

The financial futures contracts shown below were open as of September 30, 1999. The market value of securities deposited to cover initial margin requirements for the open positions at September 30, 1999 was $49,879.

The unrealized appreciation on those contracts is included in unrealized appreciation or depreciation on investment securities.

                        NUMBER       EXPIRATION                 MARKET      UNREALIZED
TYPE                 OF CONTRACTS       MONTH      POSITION      VALUE     APPRECIATION
---------------------------------------------------------------------------------------
U.S. Treasury Bond         5         March 2000      Long      $471,406       $3,869


24
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


                               INVESTMENT ADVISER
                                   AND MANAGER
                            Investment Advisers, Inc.
                                  P.O. Box 357
                         Minneapolis, MN 55440-0357 USA
                                  800.945.3863
                             http://www.iaifunds.com

                                    CUSTODIAN
                          Firstar Bank Milwaukee, N.A.
                                  P.O. Box 510
                            Milwaukee, WI 53201-0510

                                  LEGAL COUNSEL
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                              Minneapolis, MN 55402

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                               4200 Norwest Center
                              Minneapolis, MN 55402

                                    DIRECTORS
                                 Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                                J. Peter Thompson
                               Charles H. Withers

                                   [LOGO] IAI

                                  MUTUAL FUNDS


      P.O. BOX 357, MINNEAPOLIS, MINNESOTA 55440-0357 USA FAX 612.376.2737


                                  800.945.3863
                                                                   500-0019-0599